Corporate information - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Zhejiang Anji Intelligent Electronics Holding Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Zhejiang Anji Intelligent Electronics Holding Co., Ltd.
Place of incorporated	Zhejiang, China
Date of incorporation/ establishment	Dec. 24, 2021
Effective interest held upon completion of reorganization	100.00%	100.00%
Principal activities	Charging services revenues/Energy solutions revenues
Qingdao Intelligent Electronics Technology Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of entity	Qingdao Intelligent Electronics Co., Ltd.
Place of incorporated	Shandong, China
Date of incorporation/ establishment	Jun. 09, 2022
Effective interest held upon completion of reorganization	100.00%	100.00%
Principal activities	Charging services revenues
Sinopower Holdings International Co. Limited [Member]
Disclosure of subsidiaries [line items]
Name of entity	Sinopower Holdings International Co. Limited
Place of incorporated	Hong Kong, China
Date of incorporation/ establishment	Jun. 10, 2023
Effective interest held upon completion of reorganization	89.999%
Principal activities	Energy solutions revenues